Related Party Transactions (Details) - Company's directors and executive team [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 8.8	$ 8.4
Share-based payments	8.7	3.5
Amounts payable, related party transactions	$ 17.5	$ 11.9